MainStay MacKay California Tax Free Opportunities Fund
MainStay MacKay California Tax Free Opportunities Fund

MAINSTAY GROUP OF FUNDS

Supplement dated November 1, 2019 (“Supplement”) to the

MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, and MainStay MacKay Tax Free Bond Fund Prospectus dated February 28, 2019, as supplemented and

MainStay MacKay Infrastructure Bond Fund Prospectus dated August 21, 2019, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectuses.

Effective immediately, Class R6 shares for each Fund are available for purchase. As a result, the following changes are made to the Prospectuses:

1.	The front cover is revised to include each Fund’s Class R6 ticker symbol as follows:

MainStay MacKay California Tax Free Opportunities Fund	MSODX
MainStay MacKay High Yield Municipal Bond Fund	MMHEX
MainStay MacKay Infrastructure Bond Fund	MGVDX
MainStay MacKay New York Tax Free Opportunities Fund	MNODX
MainStay MacKay Tax Free Bond Fund	MTBDX

2.	For each Fund, the table and footnotes in the section entitled “Fees and Expenses of the Fund” and the table in the section entitled “Example” are deleted and replaced with the following:

MainStay MacKay California Tax Free Opportunities Fund

Fees and Expenses of the Fund
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - MainStay MacKay California Tax Free Opportunities Fund	Class A		Investor Class		Class C	Class I	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%		4.50%		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	none	[1]	none	[1]	1.00%	none	none
[1]	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MainStay MacKay California Tax Free Opportunities Fund		Class A	Investor Class	Class C	Class I	Class R6
Management Fees (as an annual percentage of the Fund's average daily net assets)	[1]	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	0.50%	none	none
Other Expenses		0.07%	0.10%	0.10%	0.07%	0.04%	[2]
Total Annual Fund Operating Expenses		0.82%	0.85%	1.10%	0.57%	0.54%
Waivers / Reimbursements	[1],[3]	(0.07%)	(0.07%)	(0.07%)	(0.07%)	(0.04%)
Total Annual Fund Operating Expenses After Waivers / Reimbursements	[1],[3]	0.75%	0.78%	1.03%	0.50%	0.50%
[1]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive a portion of its management fee so that the management fee does not exceed 0.45% of the Fund's average daily net assets. This agreement will remain in effect until February 28, 2020, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund. Without this waiver, the management fee would be 0.50% of the Fund's average daily net assets.
[2]	Based on estimated amounts for the current fiscal year.
[3]	New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class A shares do not exceed 0.75% of its average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points, to Investor Class, Class C and Class I shares. In addition, New York Life Investments will waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Class R6 do not exceed those of Class I. This agreement will remain in effect until February 28, 2020, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Example
Assuming no redemption
Expense Example - MainStay MacKay California Tax Free Opportunities Fund - USD ($)	Class A	Investor Class	Class C	Class I	Class R6
1 Year	$ 523	$ 526	$ 205	$ 51	$ 51
3 Years	693	702	343	176	169
5 Years	878	894	599	311	298
10 Years	$ 1,412	$ 1,446	$ 1,334	$ 707	$ 673

Assuming redemption at end of period
Expense Example No Redemption	MainStay MacKay California Tax Free Opportunities Fund Class C USD ($)
1 Year	$ 105
3 Years	343
5 Years	599
10 Years	$ 1,334

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE